As filed with the Securities and Exchange Commission on March 13, 2015

No. 333-147611

No. 811-22147

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒

(Check appropriate box or boxes)

PowerShares India Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Alan P. Goldberg, Esquire
Anna Paglia, Esquire	K&L Gates LLP
3500 Lacey Road, Suite 700	70 W. Madison Street, Suite 3100
Downers Grove, IL 60515	Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 13th day of March, 2015.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
	Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

* /s/ Andrew Schlossberg	President	March 13, 2015
Andrew Schlossberg

* /s/ Steven Hill	Treasurer	March 13, 2015
Steven Hill

* /s/ Anna Paglia	Secretary	March 13, 2015
Anna Paglia

* /s/ Donald H. Wilson	Chairman and Trustee	March 13, 2015
Donald H. Wilson

* /s/ Ronn R. Bagge	Trustee	March 13, 2015
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	March 13, 2015
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	March 13, 2015
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	March 13, 2015
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	March 13, 2015
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	March 13, 2015
Philip M. Nussbaum

* /s/ Gary R. Wicker	Trustee	March 13, 2015
Gary R. Wicker

* By: /s/ Anna Paglia		March 13, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed herewith, and filed with Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which is incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document